Note 6 - Long-Term Debt (Detail) (USD $)	12 Months Ended																								3 Months Ended
	Dec. 30, 2012	Dec. 25, 2011	Apr. 30, 2019	May 31, 2017	Apr. 02, 2012	Apr. 02, 2012 Used To Repay All Outstanding Senior Debt [Member] April 2012 Term Loan [Member]	Sep. 25, 2012 Used To Repay All Outstanding Senior Debt [Member] September 2012 Term Loan [Member]	Apr. 02, 2012 Working Capital [Member] April 2012 Term Loan [Member]	Sep. 25, 2012 Refinance Outstanding Balance DLOC [Member] September 2012 Term Loan [Member]	Sep. 25, 2012 Acquisition of Eight Buffalo Wild Wings Restaurants [Member] September 2012 Term Loan [Member]	Sep. 25, 2012 Repurchase of Membership Interests in the Ansley Group [Member] September 2012 Term Loan [Member]	Sep. 25, 2012 Acquisition Costs [Member] September 2012 Term Loan [Member]	Dec. 25, 2012 Notional Amount of $7.3 Million [Member]	Dec. 25, 2012 Fixed Rate of 3.1% [Member]	Dec. 25, 2012 Notional Amount of $1.2 Million [Member]	Dec. 25, 2012 Fixed Rate of 1.9% [Member]	Dec. 25, 2012 Notional Amount of $2.6 Million [Member]	Dec. 25, 2012 Fixed Rate of 2.4% [Member]	Dec. 30, 2012 Notional Amount Of 14,500,000 [Member]	Dec. 30, 2012 Fixed Rate of 1.4% [Member]	Dec. 30, 2012 Notional Amount Of 5,785,714 [Member]	Dec. 30, 2012 Fixed Rate of 0.9% [Member]	Apr. 02, 2012 Minimum [Member] April 2012 Term Loan [Member]	Apr. 02, 2012 Maximum [Member] April 2012 Term Loan [Member]	Apr. 02, 2012 April 2012 Term Loan [Member]	Sep. 25, 2012 September 2012 Term Loan [Member]	Dec. 30, 2012 Development Line of Credit [Member]	Sep. 25, 2012 Development Line of Credit [Member]	Dec. 30, 2012 Revolving Line of Credit [Member]	Sep. 25, 2012 Revolving Line of Credit [Member]
Debt Instrument, Face Amount																									$ 16,000,000
Long-term Debt	44,647,285					15,700,000	15,200,000	300,000	3,300,000	14,700,000	2,500,000	1,300,000
Debt Instrument, Basis Spread on Variable Rate																							2.50%	3.40%			3.00%
Debt Instrument, Periodic Payment																									191,000
Line of Credit Facility, Maximum Borrowing Capacity																										37,000,000		10,000,000		1,000,000
Line of Credit Facility, Amount Outstanding																													0
Interest Expense	1,282,991	1,137,725
Interest Expense, Related Party	52,724	202,873
Notional Amount of Interest Rate Derivatives	20,300,000	11,100,000	0	0										7,300,000		1,200,000		2,600,000		14,500,000		5,800,000
Derivative, Fixed Interest Rate													3.10%		1.90%		2.40%		1.40%		0.90%
Interest Rate Derivative Liabilities, at Fair Value	$ 430,751	$ 613,999			$ 657,359